Changes in capital accounts, detail (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares, beginning balance	13,334	79,998
Grants in Period	361,442	0
Vested in Period	(13,334)	(66,664)
Forfeited in Period	0	0
Number of shares, ending balance	361,442	13,334
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Weighted average grant date fair value, beginning balance	$ 7.50	$ 12.50
Grants in Period, Weighted Average Grant Date Fair Value	$ 3.72	$ 0
Vested in Period, Weighted Average Grant Date Fair Value	$ 7.50	$ 13.50
Forfeited in Period, Weighted Average Grant Date Fair Value	$ 0	$ 0
Weighted average grant date fair value, ending balance	$ 3.72	$ 7.50